Advances for Convertible Notes to be Issued	6 Months Ended
Jun. 30, 2024
Advances for Convertible Notes to be Issued
Advances

Note 9 – Advances for Convertible Notes to be Issued

During the six months ended June 30, 2024, the Company obtained $695,000 from eleven (11) lenders in cash for issuance of convertible promissory notes and warrants. As of June 30, 2024, the Company has not issued convertible promissory notes and warrants agreements, and all of the funds would have been returned if a certain threshold of investment had not been achieved.